INCOME TAX, DEFERRED TAXES, AND OTHER TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAX, DEFERRED TAXES, AND OTHER TAXES
Schedule of current and deferred income tax expenses

Detail	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Current tax expense	(105,206,863)	(116,949,330)	(58,334,583)
Adjustment to current tax for the previous period	(154,862)	(649,888)	(152,481)
Expense for taxes withheld from foreign subsidiaries	(3,334,078)	(3,997,308)	(11,803,842)
Other current tax expenses (income)	(3,425)	(46,712)	(688,765)
Current tax expense	(108,699,228)	(121,643,238)	(70,979,671)
Expenses (income) from the creation and reversal of temporary differences for deferred taxes and other items	(1,457,699)	(11,749,408)	(15,014,636)
Expenses (income) for deferred taxes	(1,457,699)	(11,749,408)	(15,014,636)
Total income tax expense	(110,156,927)	(133,392,646)	(85,994,307)

Schedule of distribution of national and foreign tax expenditure

Income taxes	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Current taxes
Foreign	(74,251,356)	(83,091,643)	(44,507,433)
National	(34,447,872)	(38,551,595)	(26,472,238)
Current tax expense	(108,699,228)	(121,643,238)	(70,979,671)
Deferred taxes
Foreign	(558,594)	(7,766,337)	(13,619,606)
National	(899,105)	(3,983,071)	(1,395,030)
Deferred tax expense	(1,457,699)	(11,749,408)	(15,014,636)
Income tax expense	(110,156,927)	(133,392,646)	(85,994,307)

Schedule of reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate

Reconciliation of effective rate	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Net income before taxes	380,634,342	368,036,771	260,505,794
Tax expense at legal rate (27.0%)	(102,771,272)	(99,369,928)	(70,336,564)
Effect of tax rate in other jurisdictions	(4,280,535)	(6,667,967)	(854,686)

Permanent differences:
Foreign dividend tax withholding expense and other non-taxable income	(10,051,619)	(16,136,709)	(15,253,682)
Non-deductible expenses	(3,208,984)	(2,729,645)	(2,585,111)
Tax effect on excess tax provision in previous periods	3,525,571	(227,730)	(188,988)
Tax effect of price-level restatement for Chilean companies	(3,443,934)	(4,711,530)	(9,929,818)
Subsidiaries tax withholding expense and other legal tax debits and credits	10,073,846	(3,549,137)	13,154,542
Adjustments to tax expense	(3,105,120)	(27,354,751)	(14,803,057)
Tax expense at effective rate	(110,156,927)	(133,392,646)	(85,994,307)
Effective rate	28.9%	36.2%	33.0%

Schedule of income tax rates applicable in each jurisdiction

	Rates
Country	2025	2024	2023
Chile	27.00%	27.00%	27.00%
Brazil	34.00%	34.00%	34.00%
Argentina	35.00%	35.00%	35.00%
Paraguay	10.00%	10.00%	10.00%

Schedule of the net cumulative balances of temporary differences that give rise to deferred tax assets and liabilities

	12.31.2025		12.31.2024
Temporary differences	Assets	Liabilities	Assets	Liabilities
	ThCh$	ThCh$	ThCh$	ThCh$
Property, plant and equipment	2,321,972	(58,716,442)	13,207,209	(72,828,374)
Obsolescence provision	1,471,678	—	1,462,351	—
ICMS exclusion credit	—	(8,715,853)	—	(8,932,781)
Employee benefits	7,334,254	—	9,193,709	—
Provision for severance indemnity	3,016,001	—	3,090,610	—
Tax loss carry forwards (1)	4,079,365	—	1,777,503	—
Tax goodwill Brazil (2)	—	(14,360,929)	—	(14,017,580)
Contingency provision	27,609,103	—	27,369,217	—
Foreign Exchange differences (3)	—	(1,837,609)	—	(6,645,768)
Allowance for doubtful accounts	1,136,600	—	977,594	—
Coca-Cola incentives (Argentina)	366,718	—	44,298	—
Assets and liabilities for placement of bonds	—	(464,794)	—	(513,394)
Financial expense	—	(2,403,056)	—	(2,400,025)
Lease liabilities	2,819,956	—	5,321,034	—
Inventories	1,447,980	—	2,033,884	—
Distribution rights (4)	—	(158,144,238)	—	(155,203,115)
Prepaid income	1,629,993	—	1,582,847	(28,858)
Spare parts	—	(9,711,255)	—	(10,970,620)
Intangibles	89,070	(8,311,742)	85,915	(10,448,709)
Others	3,779,770	(4,320,995)	5,097,825	(4,641,624)
Tax inflation adjustment	—	—	—	(2,499,484)
Subtotal	57,102,460	(266,986,913)	71,243,996	(289,130,332)
Offsetting of deferred tax assets/(liabilities)	(48,313,602)	48,313,602	(64,162,447)	64,162,447
Total net assets and liabilities	8,788,858	(218,673,311)	7,081,549	(224,967,885)
(1)	Tax losses mainly associated with entities in Chile. Tax losses in Chile have no expiration date.
(2)	Difference due to the tax amortization of goodwill in Brazil.
(3)	Corresponds to deferred taxes for exchange rate differences generated on the translation of debts expressed in foreign currency in the mainly in the subsidiary Embotelladora del Atlántico S.A.
(4)	Distribution rights arising from business combinations. See Note 15.

Schedule of movement in deferred income tax accounts

Movement	12.31.2025	12.31.2024
	ThCh$	ThCh$
Opening balance	(217,886,336)	(176,147,045)
Increase (decrease) in deferred tax	(9,212,483)	(50,692,808)
Increase (decrease) due to foreign currency translation(*)	17,214,366	8,953,517
Total movements	8,001,883	(41,739,291)
Final balance	(209,884,453)	(217,886,336)

(*)Includes the effect of IAS 29 due to inflation in Argentina.